INVESTMENT AND MORTGAGE-BACKED SECURITIES - Gross unrealized losses and related fair values of investment securities, aggregated by investment category and length of time (Details 1) (USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Securities Available for Sale:
Less than 12 months - Gross unrealized losses	$ (140)	$ (22)	$ (86)
Less than 12 months - Fair value	10,835	3,143	6,069
More than 12 months - Gross unrealized losses	(126)	(321)	(871)
More than 12 months - Fair value	867	2,343	2,663
Gross unrealized losses, Total	(266)	(343)	(957)
Fair value, Total	11,702	5,486	8,732
Securities Held to Maturity:
Less than 12 months - Gross Unrealized Losses	(369)	(9)	(81)
Less than 12 months - Fair value	39,068	10,982	18,911
More than 12 months - Gross unrealized losses
More than 12 months - Fair value
Gross unrealized losses, Total	(369)	(9)	(81)
Fair value, Total	39,068	10,982	18,911
Less than 12 months Gross Unrealized Losses	(509)	(31)	(167)
Less than 12 months Fair Value	49,903	14,125	24,980
More than 12 months Gross Unrealized Losses	(126)	(321)	(871)
More than 12 months Fair Value	867	2,343	2,663
Gross Unrealized Losses, Total	(635)	(352)	(1,038)
Fair Value, Total	50,770	16,468	27,643
U.S. government and agency obligations
Securities Available for Sale:
Less than 12 months - Gross unrealized losses	(97)	(1)	(36)
Less than 12 months - Fair value	8,894	2,999	4,961
More than 12 months - Gross unrealized losses
More than 12 months - Fair value
Gross unrealized losses, Total	(97)	(1)	(36)
Fair value, Total	8,894	2,999	4,961
Securities Held to Maturity:
Less than 12 months - Gross Unrealized Losses	(364)	(9)	(81)
Less than 12 months - Fair value	36,597	10,982	18,911
More than 12 months - Gross unrealized losses
More than 12 months - Fair value
Gross unrealized losses, Total	(364)	(9)	(81)
Fair value, Total	36,597	10,982	18,911
Mortgage-backed securities - U.S. government agencies
Securities Available for Sale:
Less than 12 months - Gross unrealized losses	(39)
Less than 12 months - Fair value	1,941
More than 12 months - Gross unrealized losses
More than 12 months - Fair value
Gross unrealized losses, Total	(39)
Fair value, Total	1,941
Securities Held to Maturity:
Less than 12 months - Gross Unrealized Losses	(5)
Less than 12 months - Fair value	2,471
More than 12 months - Gross unrealized losses
More than 12 months - Fair value
Gross unrealized losses, Total	(5)
Fair value, Total	2,471
Mortgage-backed securities - non-agency
Securities Available for Sale:
Less than 12 months - Gross unrealized losses	(4)	(21)	(50)
Less than 12 months - Fair value		144	1,108
More than 12 months - Gross unrealized losses	(126)	(321)	(871)
More than 12 months - Fair value	867	2,343	2,663
Gross unrealized losses, Total	(130)	(342)	(921)
Fair value, Total	$ 867	$ 2,487	$ 3,771